Commitments and Contingencies (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Commitments expected to incur over the next twelve months		$ 0.9
Drug Supplier Project Plan
Other Commitments [Line Items]
Total commitments	$ 0.8	$ 1.0
Commitments expected to incur over the next twelve months	0.7
Prexigebersen and BP1001-A drug products
Other Commitments [Line Items]
Commitments for drug manufacturing	0.5
Grb2 Drug Product
Other Commitments [Line Items]
Commitments for drug manufacturing	0.2
Drug Testing Services
Other Commitments [Line Items]
Commitments for drug testing	$ 0.1